Other Assets and Receivables - Summary of Other Assets and Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Assets And Receivables [Abstract]
Real estate held for own use and equipment	€ 530	€ 572
Receivables	8,091	8,530
Accrued income	1,382	1,565
Other assets and receivables	€ 10,002	€ 10,667